FLAC Merger and Capital Reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Business Combinations [Abstract]
Schedule of Identifiable Net Assets

In exchange, the Company received the following identifiable net assets held by FLAC on the Closing Date:

2022
Fair value of shares issued to FLAC shareholders	126,667
Less FLAC identifiable net assets:
Cash held in FLAC's trust account	69,779
Derivative warrant liabilities assumed	(3,712)
Total FLAC identifiable net assets	66,067
Share listing expense - share-based compensation for listing cost	60,600